Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 6	$ 117	$ 17	$ 117	$ 496
Cost of revenue	6	1,013	13	1,013	1,015
Depreciation	20	1	59	1	14
Total cost of revenue	26	1,014	72	1,014	1,029
Gross loss	(20)	(897)	(55)	(897)	(533)
Operating expenses:
Stock-based compensation			5,130	15,675	19,710	42,346
Research and development		3,018	957	12,040	11,310	10,375
General and administrative	3,042	8,208	13,204	27,133	15,529	11,626
Advertising	12	104	56	284	319	5,297
Total operating expenses	3,054	11,330	14,217	39,457	46,868	69,644
Operating loss	(3,074)	(12,227)	(14,272)	(40,354)	(47,401)	(69,644)
Other income (expense):
Impairment of long-lived assets			(1,128)
Impairment of held for sale assets, net	(191)		(794)
Impairment of investment in Lynx	(975)		(975)
Loss on operating lease cancellation	(266)		(266)
Other income (expense):
Interest income (expense)		(33)	72	(73)	(73)	(7)
Paycheck protection program forgiveness						397
(Loss) gain on sale or disposal of property and equipment	(531)	(80)	(847)	30	18	(152)
Warrant expense				(984)	(1,020)
Gain on convertible debt and warrant liability		1,903	49	4,007	8,265	(2,285)
Other income	45		88	33	33	166
Total other (loss) income, net	(1,918)	1,790	(3,801)	3,013	7,223	(1,881)
Net loss	$ (4,992)	$ (10,437)	$ (18,073)	$ (37,341)	$ (40,178)	$ (71,525)
Loss per share, basic (in Dollars per share)	$ (0.42)	$ (31.88)	$ (1.75)	$ (160.6)	$ (72.16)	$ (1,347.65)
Loss per share, diluted (in Dollars per share)	$ (0.42)	$ (31.88)	$ (1.75)	$ (160.6)	$ (72.16)	$ (1,347.65)
Weighted average number of common shares outstanding used in computing loss basic (in Shares)	11,933,602	327,343	10,349,618	232,505	556,826	53,074
Weighted average number of common shares outstanding used in computing loss dilued (in Shares)	11,933,602	327,343	10,349,618	232,505	556,826	53,074